Share-based Payments - Additional Information (Detail)									12 Months Ended
	Nov. 04, 2024 shares	Sep. 05, 2024 shares	Aug. 07, 2024 shares	Jun. 26, 2024 shares	May 15, 2024 shares	May 03, 2024 USD ($) shares	Jan. 25, 2024 shares	Nov. 14, 2023 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021	Dec. 31, 2017	May 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years									4 years
Stock option expire, years									10 years
Equity investment						$ 28,000,000
Conversion ratio						1 share to 1.06		one-for-one basis
Increase in the number of shares granted						6.00%
Additional stock-based compensation expense									$ 100,000
Number of shares granted | shares									0
Class A Preferred Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares						10,000,000		10,000,000
Class B Preferred Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares						18,000,000		18,000,000
Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares														16,527,484
Performance Stock Unit [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense										$ 300,000	$ 300,000
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense									$ 2,600,000	$ 2,300,000	2,600,000
Number of share options granted in share-based payment arrangement									3,054,163	1,835,411
Stock options [member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense										$ 1,800,000	900,000
Stock options [member] | Executive Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years			3 years	3 years			3 years
Number of share options granted in share-based payment arrangement | shares			100,000	587,562			1,682,476
Stock options [member] | Non Executive Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years	3 years	3 years		3 years	3 years
Number of share options granted in share-based payment arrangement | shares	19,675	21,000		587,562	643,450
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement									0	0
S A free shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense									$ 500,000	$ 2,900,000	3,500,000
Vesting description									The free shares granted in 2018 and until 2021 are subject to at least one-year vesting and additional one-year vesting period for French residents and two-years vesting period for foreign residents. The vesting of free shares granted to executive officers of the Company in October 2020 are subject to performance conditions with a minimum vesting of a 3-year period.
Number of share options granted in share-based payment arrangement									0	342,900
S A free shares [member] | French employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years									1 year
S A free shares [member] | Foreign citizens [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years									2 years
S A free shares [member] | Executive Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years									3 years
S A free shares [member] | French Resident Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years													2 years
Share Based Arrangement Additional Vesting Period									1 year
Additional holding period													2 years
S A free shares [member] | Foreign Resident Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years													4 years
S A free shares [member] | Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years												3 years
Restricted Stock Unit [Member] | Calyxt Inc [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense										$ 2,400,000	700,000
Non Employee Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense									$ 0	$ 0	$ 0